Cash and cash equivalents and other investments (Schedule of Cash and cash equivalents) (Details) - MXN ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash		$ 514,166	$ 1,339,887
Cash equivalents	[1]	6,473,075	5,863,717
Total cash and cash equivalents		$ 6,987,241	$ 7,203,604	$ 7,536,534	$ 6,224,502

[1]	Most of these cash equivalents correspond to Treasury Bills issued by the United States Treasury Department, whose initial original maturity is less than 90 days.